Income Tax (Details) - Schedule of net income tax provision - Stable Road Acquisition Corp [Member] - USD ($)	3 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2020
Income Tax (Details) - Schedule of net income tax provision [Line Items]
Current					$ 47,567	$ 178,866
Deferred					(24,483)	(739,394)
Change in valuation allowance					24,483	739,394
Income tax provision		$ 3,757		$ 177,196	$ 47,567	$ 178,866